Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Document Type		dei_DocumentType	Other
Period End Date		dei_DocumentPeriodEndDate	Oct. 31, 2014
Registrant Name		dei_EntityRegistrantName	Rx Funds Trust
CIK		dei_EntityCentralIndexKey	0001581466
Amendment		dei_AmendmentFlag	false
Creation Date		dei_DocumentCreationDate	Aug. 05, 2015
Effective Date		dei_DocumentEffectiveDate	Aug. 05, 2015
Prospectus Date		rr_ProspectusDate	Mar. 01, 2015
Rx Tactical Rotation Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	Rx Tactical Rotation Fund FUND SUMMARY – Rx Tactical Rotation Fund
Investment objective:		rr_ObjectiveHeading	Investment Objective.
Investment objective		rr_ObjectivePrimaryTextBlock	The primary objective of the Rx Tactical Rotation Fund (the “Fund”) is a high level of total return consistent with a conservative level of risk.
Fees and expenses of the fund:		rr_ExpenseHeading	Fees and Expenses of the Fund.
Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund (or in any American Independence Fund or other Rx Fund). More information about these and other discounts is available from your financial professional and in the “Investing With The Funds” section starting on page 45 of the Funds’ Prospectus.

Shareholder fees, caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 01, 2016
Portfolio turnover, heading		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund has not yet commenced operations, and therefore, has no portfolio turnover rate to report.

Expense Breakpoint Discounts		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund (or in any American Independence Fund or other Rx Fund).
Expense Breakpoint, Minimum Investment Required		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates		rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates		rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Example, heading		rr_ExpenseExampleHeading	Example
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading		rr_StrategyHeading	Principal Investment Strategies, Risks and Performance.
Strategy, Narrative		rr_StrategyNarrativeTextBlock

Principal Strategies. The Fund seeks to achieve its investment objective by allocating net assets to four asset classes (equity, fixed income, cash and commodities) and multiple sub-asset classes (subsets of the four asset classes) through investments in exchange-traded funds (“ETFs”) whose underlying investments trade in U.S. and international, both developed and emerging markets, but are listed on U.S. exchanges. The underlying investments of the ETFs will include the following:

• Common and preferred stocks of all market capitalizations and investment types (e.g., value and growth) in global markets, including emerging markets, all of which are considered to be sub-asset classes;

• Fixed-income securities with varying maturities and credit quality, including high yield securities (commonly known as “junk bonds”), convertible debt, investment grade corporate bonds, asset- and mortgage-backed securities, municipal bonds and both domestic and foreign sovereign debt bonds, including those in emerging markets, all of which are also examples of sub-asset classes; and

• Commodities (e.g., gold).

The Fund utilizes sector rotation strategies that attempt to capitalize on changes in the business cycle. In addition, the Fund treats cash equivalents as an asset class and has the ability to fully invest in cash or cash equivalents as a potential defense against volatile market downturns.

The Fund may also invest in a basket of securities which represent an asset class or investment type if it is determined that investing in the ETF for that investment type is not feasible or otherwise not in the best interest of the Fund.

The overall asset allocation of the Fund is not fixed. It can and does change significantly over time as the Sub-Adviser decides to re-allocate portions of the portfolio in response to changes in the U.S. and global economy and in various investment markets. The Fund’s Sub-Adviser may engage in frequent buying and selling of portfolio securities to pursue the Fund’s investment objective.

The Fund is a “fund of funds.” The term “fund of funds” is typically used to describe mutual funds whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds. The Fund is best suited for long-term investors.

In addition to investing primarily in ETFs, the Fund may also invest in short-term money market securities, cash, money market mutual funds and Treasury Bills for temporary purposes and for cash flow management.

Risk, Heading		rr_RiskHeading

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the level of risk you are willing to take. Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. You could lose money by investing in the Fund. The Fund is not intended to be a complete investment program, and is subject to management risk and may not achieve its objective if the Adviser’s and/or Sub-Adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below:

Risk, Narrative		rr_RiskNarrativeTextBlock

ETF Risks. The following are various types of risks to which the Fund is subject based on the certain types of ETFs in which the Fund will be investing:

General ETF Risk. The cost to a shareholder of investing in the Fund may be higher than the cost of investing directly in ETF shares and may be higher than other mutual funds that invest directly in the related securities. Shareholders will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses.

Tracking Error Risk. ETF’s typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values (“NAV”). In addition, an ETF that tracks an index may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.

Fund of Funds Structure Risk. Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”). Absent an available exemption, the Fund may not: (i) acquire more than 3% of the voting securities of any other investment company; (ii) invest more than 5% of its total assets in securities of any one investment company; or (iii) invest more than 10% of its total assets in securities of all investment companies.

Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond the above statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the particular ETF and the investing fund. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs. If the Fund is unable to rely on an ETF’s exemptive order, the limitations discussed above may prevent the Fund from allocating its investments in the manner the Sub-Adviser considers prudent, or cause the Sub-Adviser to select an investment other than that which the Sub-Adviser considers suitable.

Because the Fund’s investments are concentrated in underlying funds, and the Fund’s performance is directly related to the performance of such underlying funds, the ability of the Fund to achieve its investment objective is directly related to the ability of the underlying funds to meet their investment objectives.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

Foreign Securities Risk. To the extent the Fund invests in foreign securities including depositary receipts, such investments are subject to additional risks including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.

Emerging Markets Risk. The Fund may invest in foreign securities that may include securities of companies located in developing or emerging markets, which entail additional risks, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict securities investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Foreign Currency Risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. Currency rates in foreign countries may fluctuate significantly over short periods of time.

Political Risk. A greater potential for revolts, and the expropriation of assets by governments exists when investing in securities of foreign countries.

Medium- and Small- Cap Risk. Because mid-sized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially more difficult to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may also hurt small businesses more than larger ones.

Fixed-Income Securities Risk. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Generally, fixed-income securities will decrease in value if interest rates rise and will increase in value if interest rates decline. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

Interest Rate and Duration Risk. The Fund’s share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund’s investments generally will decline, as will the value of your investment in the Fund. Longer-term securities are subject to greater interest rate risk. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a securities duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average fund duration will be more sensitive to changes in interest rates and will experience more price volatility than a fund with a shorter average fund duration.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund.

High Yield Securities Risk. Lower rated securities are subject to greater risk of loss of income and principal than higher rated securities and may have a higher incidence of default than higher-rated securities. The prices of lower rated securities are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. High yield securities are commonly referred to as “junk bonds” and are considered to be speculative.

Asset- and Mortgage-Backed Securities Risk. Mortgage-backed securities (“MBS”) (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these MBS and asset-backed securities differ from traditional fixed income securities. Like traditional fixed income securities, the value of MBS or asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. However, a main difference is that the principal on MBS or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, MBS and asset-backed backed securities are subject to prepayment risk and extension risk. Because of prepayment risk and extension risk, MBS react differently to changes in interest rates than other fixed income securities. Asset-backed securities entail certain risks not presented by MBS, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Prepayment Risk. Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. This risk could affect the total return of the Fund.

Liquidity Risk. An underlying fund may invest to a great degree in securities or instruments that trade in lower volumes and may make investments that are less liquid than other investments. These funds may invest in securities that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security or instrument at all. An inability to sell one or more portfolio positions can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Municipal Bonds Risk. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. Municipal bonds can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on an underlying fund’s NAV. Further, the portfolio managers’ use of instruments that provide economic leverage increases the volatility of an underlying fund’s NAV, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.

Sovereign Debt Risk. Investing in sovereign debt will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors. In addition, foreign governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments. Moreover, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

U.S. Government Obligations Risk. U.S. government securities are subject to market and interest rate risk, as well as varying degrees of credit risk. Some U.S. government securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. government securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities may have less credit risk than U.S. government securities not supported by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Commodity Risk. Investments in commodities, such as gold, or in commodity-linked instruments, will subject the Fund’s portfolio to volatility that may also deviate from price movements in equity and fixed income securities.

Non-Diversified Fund Risk. The Fund is “non-diversified” under the 1940 Act, and therefore is not required to meet certain diversification requirements under federal laws. The Fund may invest a greater percentage of its assets in the securities of an issuer. However, a decline in the value of a single investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 39.6%) and could increase brokerage commission costs.

May Lose Money		rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk, Nondiversified		rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. The Fund is “non-diversified” under the 1940 Act, and therefore is not required to meet certain diversification requirements under federal laws. The Fund may invest a greater percentage of its assets in the securities of an issuer. However, a decline in the value of a single investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading

Past Performance. The Fund has not commenced operations as of the date of this Prospectus, and, therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund.

Performance, One Year or Less		rr_PerformanceOneYearOrLess	The Fund has not commenced operations as of the date of this Prospectus, and, therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund.
Rx Tactical Rotation Fund | Institutional Class
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	FMARX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee		rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[1]	rr_OtherExpensesOverAssets	3.67%
Acquired Fund Fees and Expenses	[1]	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	4.87%
Fee Waivers and Expense Reimbursements	[2]	rr_FeeWaiverOrReimbursementOverAssets	(3.77%)
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	rr_NetExpensesOverAssets	1.10%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 112
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	$ 1,125
Rx Tactical Rotation Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	RXTAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee		rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.38%
Other Expenses	[1]	rr_OtherExpensesOverAssets	3.67%
Acquired Fund Fees and Expenses	[1]	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	5.25%
Fee Waivers and Expense Reimbursements	[2]	rr_FeeWaiverOrReimbursementOverAssets	(3.77%)
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	rr_NetExpensesOverAssets	1.48%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 717
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	$ 1,739
Rx Tactical Rotation Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	FMLAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	[3]	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fee		rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	[1]	rr_OtherExpensesOverAssets	3.67%
Acquired Fund Fees and Expenses	[1]	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	5.87%
Fee Waivers and Expense Reimbursements	[2]	rr_FeeWaiverOrReimbursementOverAssets	(3.77%)
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	rr_NetExpensesOverAssets	2.10%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 316
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	$ 1,411
Rx MAR Tactical Moderate Growth Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	Rx MAR Tactical Moderate Growth Fund FUND SUMMARY – RX MAR TACTICAL MODERATE GROWTH FUND
Investment objective:		rr_ObjectiveHeading	Investment Objectives.
Investment objective		rr_ObjectivePrimaryTextBlock	The primary objective of the Rx MAR Tactical Moderate Growth Fund (the “Fund”) is moderate capital growth.
Secondary objectives		rr_ObjectiveSecondaryTextBlock	The Fund’s secondary objective is to generate current income.
Fees and expenses of the fund:		rr_ExpenseHeading	Fees and Expenses of the Fund.
Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund (or in any American Independence Fund or other Rx Fund). More information about these and other discounts is available from your financial professional and in the “Investing With The Funds” section starting on page 45 of the Funds’ Prospectus.

Shareholder fees, caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 01, 2016
Portfolio turnover, heading		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended, October 31, 2014, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.

Portfolio Turnover Rate		rr_PortfolioTurnoverRate	79.00%
Expense Breakpoint Discounts		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund (or in any American Independence Fund or other Rx Fund).
Expense Breakpoint, Minimum Investment Required		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Example, heading		rr_ExpenseExampleHeading	Example
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading		rr_StrategyHeading	Principal Investment Strategies, Risks and Performance.
Strategy, Narrative		rr_StrategyNarrativeTextBlock

Principal Strategies. The Fund seeks to achieve its investment objectives by allocating net assets to four asset classes (equity, fixed income, cash and commodities) and multiple sub-asset classes (subsets of the four asset classes) through investments in exchange-traded funds (“ETFs”) whose underlying investments trade in U.S. and international, both developed and emerging markets, but are listed on U.S. exchanges. The underlying investments of the ETFs will include the following:

• Common and preferred stocks of all market capitalizations and investment types (e.g., value and growth) in global markets, including emerging markets, all of which are considered to be sub-asset classes;

• Fixed-income securities with varying maturities and credit quality, including high yield securities (commonly known as “junk bonds”), convertible debt, investment grade corporate bonds, asset- and mortgage-backed securities, municipal bonds and both domestic and foreign sovereign debt bonds, including those in emerging markets, all of which are also examples of sub-asset classes; and

• Commodities (e.g., gold).

In addition, the Fund treats cash equivalents as an asset class and has the ability to fully invest in cash or cash equivalents as a potential defense against volatile market downturns.

The Fund may also invest in a basket of securities which represent an asset class or investment type if it is determined that investing in the ETF for that investment type is not feasible or otherwise not in the best interest of the Fund.

Cougar Global Investments Ltd. (the “Sub-Adviser” or “Cougar Global”) employs a proprietary asset allocation model to structure the portfolio across multiple asset classes and sub-asset classes based on the return and downside-risk profile. First, the Sub-Adviser uses its proprietary Macroeconomic Assessment of Risk (“MAR”) analysis to create its forecast of the macroeconomic environment over a one-year time horizon. Second, the Sub-Adviser uses statistical models to establish what impact it believes the macroeconomic environment may have on the risk/return profile and correlations of multiple asset classes and sub-asset classes. This provides a measure of how the asset classes and sub-asset classes may behave under different macroeconomic scenarios. Third, the Sub-Adviser selects asset classes and sub-asset classes it believes will achieve the highest total return as is consistent with the Fund’s return and downside-risk profile. Finally, the Fund’s portfolio is revised and rebalanced monthly if the expected returns and downside-risk for the current holdings have changed.

The overall asset allocation of the Fund is not fixed. It can and does change significantly over time as the Sub-Adviser decides to re-allocate portions of the portfolio in response to changes in the U.S. and global economy and in various investment markets. The Fund’s Sub-Adviser may engage in frequent buying and selling of portfolio securities to pursue the Fund’s investment objectives. The Fund seeks to have less risk relative to the Rx MAR Tactical Growth Fund and Rx Traditional Allocation Fund, but seeks to have a greater amount of risk relative to the Rx Tactical Rotation Fund.

The Fund is a “fund of funds.” The term “fund of funds” is typically used to describe mutual funds whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds. The Fund is best suited for long-term investors.

In addition to investing primarily in ETFs, the Fund may also invest in short-term money market securities, cash, money market mutual funds and Treasury Bills for temporary purposes and for cash flow management.

Risk, Heading		rr_RiskHeading

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the level of risk you are willing to take. Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. You could lose money by investing in the Fund. The Fund is not intended to be a complete investment program, and is subject to management risk and may not achieve its objectives if the Adviser and/or Sub-Adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below:

Risk, Narrative		rr_RiskNarrativeTextBlock

ETF Risks. The following are various types of risks to which the Fund is subject based on the certain types of ETFs in which the Fund will be investing:

General ETF Risk. The cost to a shareholder of investing in the Fund may be higher than the cost of investing directly in ETF shares and may be higher than other mutual funds that invest directly in the related securities. Shareholders will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses.

Tracking Error Risk. ETF’s typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values (“NAV”). In addition, an ETF that tracks an index may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.

Fund of Funds Structure Risk. Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”). Absent an available exemption, the Fund may not: (i) acquire more than 3% of the voting securities of any other investment company; (ii) invest more than 5% of its total assets in securities of any one investment company; or (iii) invest more than 10% of its total assets in securities of all investment companies.

Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond the above statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the particular ETF and the investing fund. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs. If the Fund is unable to rely on an ETF’s exemptive order, the limitations discussed above may prevent the Fund from allocating its investments in the manner the Sub-Adviser considers prudent, or cause the Sub-Adviser to select an investment other than that which the Sub-Adviser considers suitable.

Because the Fund’s investments are concentrated in underlying funds, and the Fund’s performance is directly related to the performance of such underlying funds, the ability of the Fund to achieve its investment objectives is directly related to the ability of the underlying funds to meet their investment objectives.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

Foreign Securities Risk. To the extent the Fund invests in foreign securities including depositary receipts, such investments are subject to additional risks including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.

Emerging Markets Risk. The Fund may invest in foreign securities that may include securities of companies located in developing or emerging markets, which entail additional risks, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict securities investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Foreign Currency Risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. Currency rates in foreign countries may fluctuate significantly over short periods of time.

Political Risk. A greater potential for revolts, and the expropriation of assets by governments exists when investing in securities of foreign countries.

Medium- and Small- Cap Risk. Because mid-sized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially more difficult to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may also hurt small businesses more than larger ones.

Fixed-Income Securities Risk. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Generally, fixed-income securities will decrease in value if interest rates rise and will increase in value if interest rates decline. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

Interest Rate and Duration Risk. The Fund’s share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund’s investments generally will decline, as will the value of your investment in the Fund. Longer-term securities are subject to greater interest rate risk. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a securities duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average fund duration will be more sensitive to changes in interest rates and will experience more price volatility than a fund with a shorter average fund duration.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund.

High Yield Securities Risk. Lower rated securities are subject to greater risk of loss of income and principal than higher rated securities and may have a higher incidence of default than higher-rated securities. The prices of lower rated securities are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. High yield securities are commonly referred to as “junk bonds” and are considered to be speculative.

Asset- and Mortgage-Backed Securities Risk. Mortgage-backed securities (“MBS”) (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these MBS and asset-backed securities differ from traditional fixed income securities. Like traditional fixed income securities, the value of MBS or asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. However, a main difference is that the principal on MBS or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, MBS and asset-backed backed securities are subject to prepayment risk and extension risk. Because of prepayment risk and extension risk, MBS react differently to changes in interest rates than other fixed income securities. Asset-backed securities entail certain risks not presented by MBS, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Prepayment Risk. Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. This risk could affect the total return of the Fund.

Liquidity Risk. An underlying fund may invest to a great degree in securities or instruments that trade in lower volumes and may make investments that are less liquid than other investments. These funds may invest in securities that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security or instrument at all. An inability to sell one or more portfolio positions can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Municipal Bonds Risk. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. Municipal bonds can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on an underlying fund’s NAV. Further, the portfolio managers’ use of instruments that provide economic leverage increases the volatility of an underlying fund’s NAV, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.

Sovereign Debt Risk. Investing in sovereign debt will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors. In addition, foreign governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments. Moreover, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

U.S. Government Obligations Risk. U.S. government securities are subject to market and interest rate risk, as well as varying degrees of credit risk. Some U.S. government securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. government securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities may have less credit risk than U.S. government securities not supported by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Commodity Risk. Investments in commodities, such as gold, or in commodity-linked instruments, will subject the Fund’s portfolio to volatility that may also deviate from price movements in equity and fixed income securities.

Non-Diversified Fund Risk. The Fund is “non-diversified” under the 1940 Act, and therefore is not required to meet certain diversification requirements under federal laws. The Fund may invest a greater percentage of its assets in the securities of an issuer. However, a decline in the value of a single investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 39.6%) and could increase brokerage commission costs.

Risk, Nondiversified		rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. The Fund is “non-diversified” under the 1940 Act, and therefore is not required to meet certain diversification requirements under federal laws. The Fund may invest a greater percentage of its assets in the securities of an issuer. However, a decline in the value of a single investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1 year period and since inception (December 19, 2013) compare with that of the Fund’s benchmark, the MSCI All Country World Index, as well as a blended benchmark which is a constant-weighted mix comprised of the Citigroup USBIG Bond Index (40%), the S&P 500 Total Return (50%), and the MSCI All Country World ex-U.S. Index (10%). The custom benchmark is rebalanced monthly. This index was chosen because it is a mix that is common among managers with similar investment strategies in the industry.

Performance, Narrative		rr_PerformanceNarrativeTextBlock

Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

The return in the bar chart below is for the Institutional Class Shares and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A and Class C shares will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.americanindependence.com or by calling the Fund at 1-888-266-8787.

Performance, Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table listed below give some indication of the risks of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1 year period and since inception (December 19, 2013) compare with that of the Fund’s benchmark, the MSCI All Country World Index, as well as a blended benchmark which is a constant-weighted mix comprised of the Citigroup USBIG Bond Index (40%), the S&P 500 Total Return (50%), and the MSCI All Country World ex-U.S. Index (10%).
Performance, Availability by Phone		rr_PerformanceAvailabilityPhone	1-888-266-8787
Performance, Availability at Web Site Address		rr_PerformanceAvailabilityWebSiteAddress	www.americanindependence.com
Performance, Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart, Does Not Reflect Sales Loads		rr_BarChartDoesNotReflectSalesLoads	The return in the bar chart below is for the Institutional Class Shares and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown.
Bar Chart, Closing		rr_BarChartClosingTextBlock
Best quarter:	4.00%	Q4 2014
Worst quarter:	(3.27) %	Q3 2014

Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return Date		rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2014
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	4.00%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(3.27%)
Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	Returns for Class A shares and Class C shares reflect the deduction of sales loads.
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Returns for Class A shares and Class C shares reflect the deduction of sales loads. After-tax returns for Class A shares and Class C shares, which are not shown, will vary from those shown for Institutional Class shares.

Rx MAR Tactical Moderate Growth Fund | Institutional Class
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	MGZIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee		rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	4.28%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	5.26%
Fee Waivers and Expense Reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	(4.08%)
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[4]	rr_NetExpensesOverAssets	1.18%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 120
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	1,210
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	2,293
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 4,978
2014		rr_AnnualReturn2014	6.25%
1 Year		rr_AverageAnnualReturnYear01	6.25%
Since Inception	[5]	rr_AverageAnnualReturnSinceInception	7.59%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 19, 2013
Rx MAR Tactical Moderate Growth Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	MGZAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee		rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	[6]	rr_DistributionAndService12b1FeesOverAssets	0.38%
Other Expenses		rr_OtherExpensesOverAssets	4.28%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	5.64%
Fee Waivers and Expense Reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	(4.08%)
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[4]	rr_NetExpensesOverAssets	1.56%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 725
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	1,817
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	2,896
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 5,533
1 Year		rr_AverageAnnualReturnYear01	(0.11%)
Since Inception	[5]	rr_AverageAnnualReturnSinceInception	1.30%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 19, 2013
Rx MAR Tactical Moderate Growth Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	MGZCX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	[7]	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fee		rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	4.28%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	6.26%
Fee Waivers and Expense Reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	(4.08%)
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[4]	rr_NetExpensesOverAssets	2.18%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 324
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	1,492
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	2,732
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 5,696
1 Year		rr_AverageAnnualReturnYear01	4.31%
Since Inception	[5]	rr_AverageAnnualReturnSinceInception	6.56%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 19, 2013
Rx MAR Tactical Moderate Growth Fund | - Return After Taxes on Distributions | Institutional Class
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	6.15%
Since Inception	[5]	rr_AverageAnnualReturnSinceInception	7.49%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 19, 2013
Rx MAR Tactical Moderate Growth Fund | - Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	3.63%
Since Inception	[5]	rr_AverageAnnualReturnSinceInception	5.79%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 19, 2013
Rx MAR Tactical Moderate Growth Fund | MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.16%
Since Inception	[5]	rr_AverageAnnualReturnSinceInception	6.57%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 19, 2013
Rx MAR Tactical Moderate Growth Fund | Blended Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year	[8]	rr_AverageAnnualReturnYear01	8.77%
Since Inception	[5],[8]	rr_AverageAnnualReturnSinceInception	9.88%
Inception Date	[8]	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2013
Rx MAR Tactical Growth Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	Rx MAR Tactical Growth Fund FUND SUMMARY – RX MAR TACTICAL GROWTH FUND
Investment objective:		rr_ObjectiveHeading	Investment Objective.
Investment objective		rr_ObjectivePrimaryTextBlock	The primary objective of the Rx MAR Tactical Growth Fund (the “Fund”) is long-term growth.
Fees and expenses of the fund:		rr_ExpenseHeading	Fees and Expenses of the Fund.
Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund (or in any American Independence Fund or other Rx Fund). More information about these and other discounts is available from your financial professional and in the “Investing With The Funds” section starting on page 45 of the Funds’ Prospectus.

Shareholder fees, caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 01, 2016
Portfolio turnover, heading		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended, October 31, 2014, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.

Portfolio Turnover Rate		rr_PortfolioTurnoverRate	89.00%
Expense Breakpoint Discounts		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund (or in any American Independence Fund or other Rx Fund).
Expense Breakpoint, Minimum Investment Required		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Example, heading		rr_ExpenseExampleHeading	Example
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading		rr_StrategyHeading	Principal Investment Strategies, Risks and Performance.
Strategy, Narrative		rr_StrategyNarrativeTextBlock

Principal Strategies. The Fund seeks to achieve its investment objective by allocating net assets to four asset classes (equity, fixed income, cash and commodities) and multiple sub-asset classes (subsets of the four asset classes) through investments in exchange-traded funds (“ETFs”) whose underlying investments trade in U.S. and international, both developed and emerging markets, but are listed on U.S. exchanges. The underlying investments of the ETFs will include the following:

• Common and preferred stocks of all market capitalizations and investment types (e.g., value and growth) in global markets, including emerging markets, all of which are considered to be sub-asset classes;

• Fixed-income securities with varying maturities and credit quality, including high yield securities (commonly known as “junk bonds”), convertible debt, investment grade corporate bonds, asset- and mortgage-backed securities, municipal bonds and both domestic and foreign sovereign debt bonds, including those in emerging markets, all of which are also examples of sub-asset classes; and

• Commodities (e.g., gold).

In addition, the Fund treats cash equivalents as an asset class and has the ability to fully invest in cash or cash equivalents as a potential defense against volatile market downturns.

The Fund may also invest in a basket of securities which represent an asset class or investment type if it is determined that investing in the ETF for that investment type is not feasible or otherwise not in the best interest of the Fund.

Cougar Global Investments Ltd. (the “Sub-Adviser” or “Cougar Global”) employs a proprietary asset allocation model to structure the portfolio across multiple asset classes and sub-asset classes based on the interplay of their return and downside-risk profile: First, the Sub-Adviser uses its proprietary Macroeconomic Assessment of Risk (“MAR”) analysis to create its forecast of the macroeconomic environment over a one-year time horizon. Second, the Sub-Adviser uses statistical models to establish what impact it believes the macroeconomic environment may have on the risk/return profile and correlations of multiple asset classes. This provides a measure of how the asset classes and sub-asset classes may behave under different macroeconomic scenarios. Third, the Sub-Adviser selects asset classes and sub-asset classes it believes will achieve the highest total return as is consistent with the Fund’s return and downside-risk profile. Finally, the Fund’s portfolio is revised and rebalanced monthly if the expected returns and downside-risk for the current holdings have changed.

The overall asset allocation of the Fund is not fixed. It can and does change significantly over time as the Sub-Adviser decides to re-allocate portions of the portfolio in response to changes in the U.S. and global economy and in various investment markets. The Fund’s Sub-Adviser may engage in frequent buying and selling of portfolio securities to pursue the Fund’s investment objective. The Fund seeks to have a greater than moderate amount of risk relative to the Rx Tactical Rotation Fund and the Rx MAR Tactical Moderate Growth Fund, but seeks to have less risk relative to the Rx Traditional Allocation Fund.

The Fund is a “fund of funds.” The term “fund of funds” is typically used to describe mutual funds whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds. The Fund is best suited for long-term investors.

In addition to investing primarily in ETFs, the Fund may also invest in short-term money market securities, cash, money market mutual funds and Treasury Bills for temporary purposes and for cash flow management.

Risk, Heading		rr_RiskHeading

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the level of risk you are willing to take. Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. You could lose money by investing in the Fund. The Fund is not intended to be a complete investment program, and is subject to management risk and may not achieve its objective if the Adviser’s and/or Sub-Adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below:

Risk, Narrative		rr_RiskNarrativeTextBlock

ETF Risks. The following are various types of risks to which the Fund is subject based on the certain types of ETFs in which the Fund will be investing:

General ETF Risk. The cost to a shareholder of investing in the Fund may be higher than the cost of investing directly in ETF shares and may be higher than other mutual funds that invest directly in the related securities. Shareholders will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses.

Tracking Error Risk. ETF’s typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values (“NAV”). In addition, an ETF that tracks an index may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.

Fund of Funds Structure Risk. Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed by the Investment Company Act of 1940 (the “1940 Act”). Absent an available exemption, the Fund may not: (i) acquire more than 3% of the voting securities of any other investment company; (ii) invest more than 5% of its total assets in securities of any one investment company; or (iii) invest more than 10% of its total assets in securities of all investment companies.

Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond the above statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the particular ETF and the investing fund. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs. If the Fund is unable to rely on an ETF’s exemptive order, the limitations discussed above may prevent the Fund from allocating its investments in the manner the Sub-Adviser considers prudent, or cause the Sub-Adviser to select an investment other than that which the Sub-Adviser considers suitable.

Because the Fund’s investments are concentrated in underlying funds, and the Fund’s performance is directly related to the performance of such underlying funds, the ability of the Fund to achieve its investment objective is directly related to the ability of the underlying funds to meet their investment objectives.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

Foreign Securities Risk. To the extent the Fund invests in foreign securities including depositary receipts, such investments are subject to additional risks including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.

Emerging Markets Risk. The Fund may invest in foreign securities that may include securities of companies located in developing or emerging markets, which entail additional risks, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict securities investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Foreign Currency Risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. Currency rates in foreign countries may fluctuate significantly over short periods of time.

Political Risk. A greater potential for revolts, and the expropriation of assets by governments exists when investing in securities of foreign countries.

Medium- and Small- Cap Risk. Because mid-sized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially more difficult to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may also hurt small businesses more than larger ones.

Fixed-Income Securities Risk. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Generally, fixed-income securities will decrease in value if interest rates rise and will increase in value if interest rates decline. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

Interest Rate and Duration Risk. The Fund’s share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund’s investments generally will decline, as will the value of your investment in the Fund. Longer-term securities are subject to greater interest rate risk. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a securities duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average fund duration will be more sensitive to changes in interest rates and will experience more price volatility than a fund with a shorter average fund duration.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund.

High Yield Securities Risk. Lower rated securities are subject to greater risk of loss of income and principal than higher rated securities and may have a higher incidence of default than higher-rated securities. The prices of lower rated securities are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. High yield securities are commonly referred to as “junk bonds” and are considered to be speculative.

Asset- and Mortgage-Backed Securities Risk. Mortgage-backed securities (“MBS”) (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these MBS and asset-backed securities differ from traditional fixed income securities. Like traditional fixed income securities, the value of MBS or asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. However, a main difference is that the principal on MBS or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, MBS and asset-backed backed securities are subject to prepayment risk and extension risk. Because of prepayment risk and extension risk, MBS react differently to changes in interest rates than other fixed income securities. Asset-backed securities entail certain risks not presented by MBS, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Prepayment Risk. Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. This risk could affect the total return of the Fund.

Liquidity Risk. An underlying fund may invest to a great degree in securities or instruments that trade in lower volumes and may make investments that are less liquid than other investments. These funds may invest in securities that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security or instrument at all. An inability to sell one or more portfolio positions can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Municipal Bonds Risk. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. Municipal bonds can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on an underlying fund’s NAV. Further, the portfolio managers’ use of instruments that provide economic leverage increases the volatility of an underlying fund’s NAV, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.

Sovereign Debt Risk. Investing in sovereign debt will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors. In addition, foreign governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments. Moreover, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

U.S. Government Obligations Risk. U.S. government securities are subject to market and interest rate risk, as well as varying degrees of credit risk. Some U.S. government securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. government securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities may have less credit risk than U.S. government securities not supported by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Commodity Risk. Investments in commodities, such as gold, or in commodity-linked instruments, will subject the Fund’s portfolio to volatility that may also deviate from price movements in equity and fixed income securities.

Non-Diversified Fund Risk. The Fund is “non-diversified” under the 1940 Act, and therefore is not required to meet certain diversification requirements under federal laws. The Fund may invest a greater percentage of its assets in the securities of an issuer. However, a decline in the value of a single investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 39.6%) and could increase brokerage commission costs.

May Lose Money		rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk, Nondiversified		rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. The Fund is “non-diversified” under the 1940 Act, and therefore is not required to meet certain diversification requirements under federal laws. The Fund may invest a greater percentage of its assets in the securities of an issuer. However, a decline in the value of a single investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1 year period and since inception (December 19, 2013) compare with that of the Fund’s benchmark, the MSCI All Country World Index, as well as a blended benchmark which is a constant-weighted mix comprised of the Citigroup USBIG Bond Index (40%), the S&P 500 Total Return (50%), and the MSCI All Country World ex-U.S. Index (10%). The custom benchmark is rebalanced monthly. This index was chosen because it is a mix that is common among managers with similar investment strategies in the industry.

Performance, Narrative		rr_PerformanceNarrativeTextBlock

Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

The return in the bar chart below is for the Institutional Class Shares and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A and Class C shares will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.americanindependence.com or by calling the Fund at 1-888-266-8787.

Performance, Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table listed below give some indication of the risks of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1 year period and since inception (December 19, 2013) compare with that of the Fund’s benchmark, the MSCI All Country World Index, as well as a blended benchmark which is a constant-weighted mix comprised of the Citigroup USBIG Bond Index (40%), the S&P 500 Total Return (50%), and the MSCI All Country World ex-U.S. Index (10%).
Performance, Availability by Phone		rr_PerformanceAvailabilityPhone	1-888-266-8787
Performance, Availability at Web Site Address		rr_PerformanceAvailabilityWebSiteAddress	www.americanindependence.com
Performance, Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart, Does Not Reflect Sales Loads		rr_BarChartDoesNotReflectSalesLoads	The return in the bar chart below is for the Institutional Class Shares and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown.
Bar Chart, Closing		rr_BarChartClosingTextBlock
Best quarter:	3.96%	Q4 2014
Worst quarter:	(4.00)%	Q3 2014

Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return Date		rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2014
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	3.96%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(4.00%)
Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	Returns for Class A shares and Class C shares reflect the deduction of sales loads.
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Returns for Class A shares and Class C shares reflect the deduction of sales loads. After-tax returns for Class A shares and Class C shares, which are not shown, will vary from those shown for Institutional Class shares.

Rx MAR Tactical Growth Fund | Institutional Class
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	MGMIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee		rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	3.77%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	4.78%
Fee Waivers and Expense Reimbursements	[9]	rr_FeeWaiverOrReimbursementOverAssets	(3.52%)
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[9]	rr_NetExpensesOverAssets	1.26%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 128
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	1,122
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	2,121
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 4,636
2014		rr_AnnualReturn2014	5.39%
1 Year		rr_AverageAnnualReturnYear01	5.39%
Since Inception	[10]	rr_AverageAnnualReturnSinceInception	7.14%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 19, 2013
Rx MAR Tactical Growth Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	MGMAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee		rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	[11]	rr_DistributionAndService12b1FeesOverAssets	0.38%
Other Expenses		rr_OtherExpensesOverAssets	3.77%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	5.16%
Fee Waivers and Expense Reimbursements	[9]	rr_FeeWaiverOrReimbursementOverAssets	(3.52%)
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[9]	rr_NetExpensesOverAssets	1.64%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 732
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	1,736
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	2,736
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 5,224
1 Year		rr_AverageAnnualReturnYear01	(0.98%)
Since Inception	[10]	rr_AverageAnnualReturnSinceInception	0.80%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 19, 2013
Rx MAR Tactical Growth Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	MGMCX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	[12]	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fee		rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	3.77%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	5.78%
Fee Waivers and Expense Reimbursements	[9]	rr_FeeWaiverOrReimbursementOverAssets	(3.52%)
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[9]	rr_NetExpensesOverAssets	2.26%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 332
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	1,408
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	2,568
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 5,390
1 Year		rr_AverageAnnualReturnYear01	3.48%
Since Inception	[10]	rr_AverageAnnualReturnSinceInception	6.15%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 19, 2013
Rx MAR Tactical Growth Fund | - Return After Taxes on Distributions | Institutional Class
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	5.27%
Since Inception	[10]	rr_AverageAnnualReturnSinceInception	7.03%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 19, 2013
Rx MAR Tactical Growth Fund | - Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	3.14%
Since Inception	[10]	rr_AverageAnnualReturnSinceInception	5.45%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 19, 2013
Rx MAR Tactical Growth Fund | MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.16%
Since Inception	[10]	rr_AverageAnnualReturnSinceInception	6.57%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 19, 2013
Rx MAR Tactical Growth Fund | Blended Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year	[13]	rr_AverageAnnualReturnYear01	8.77%
Since Inception	[10],[13]	rr_AverageAnnualReturnSinceInception	9.88%
Inception Date	[13]	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2013
Rx Traditional Allocation Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	Rx Traditional Allocation Fund FUND SUMMARY – Rx Traditional Allocation Fund
Investment objective:		rr_ObjectiveHeading	Investment Objective.
Investment objective		rr_ObjectivePrimaryTextBlock	The primary objective of the Rx Traditional Allocation Fund (the “Fund”) is long-term aggressive growth.
Fees and expenses of the fund:		rr_ExpenseHeading	Fees and Expenses of the Fund.
Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund (or in any American Independence Fund or other Rx Fund). More information about these and other discounts is available from your financial professional and in the “Investing With The Funds” section starting on page 45 of the Funds’ Prospectus.

Shareholder fees, caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 01, 2016
Portfolio turnover, heading		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund has not yet commenced operations, and therefore, has no portfolio turnover rate to report.

Expense Breakpoint Discounts		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund (or in any American Independence Fund or other Rx Fund).
Expense Breakpoint, Minimum Investment Required		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates		rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates		rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Example, heading		rr_ExpenseExampleHeading	Example
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading		rr_StrategyHeading	Principal Investment Strategies, Risks and Performance.
Strategy, Narrative		rr_StrategyNarrativeTextBlock

Principal Strategies. The Fund seeks to achieve its investment objective by allocating net assets to three asset classes (equity, cash and commodities) and multiple sub-asset classes (subsets of the four asset classes) through investments in exchange-traded funds (“ETFs”) whose underlying investments trade in U.S. and international, both developed and emerging markets, but are listed on U.S. exchanges. The underlying investments of the ETFs will include the following:

• Common and preferred stocks of all market capitalizations and investment types (e.g., value and growth) in global markets, including emerging markets, all of which are considered to be sub-asset classes;

• Commodities (e.g., gold).

In addition, the Fund treats cash equivalents as an asset class and has the ability to fully invest in cash or cash equivalents as a potential defense against volatile market downturns.

The Fund may also invest in a basket of securities which represent an asset class or investment type if it is determined that investing in the ETF for that investment type is not feasible or otherwise not in the best interest of the Fund.

The Fund is a “fund of funds.” The term “fund of funds” is typically used to describe mutual funds whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds. The Fund is best suited for long-term investors.

In addition to investing primarily in ETFs, the Fund may also invest in short-term money market securities, cash, money market mutual funds and Treasury Bills for temporary purposes and for cash flow management.

Risk, Heading		rr_RiskHeading

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the level of risk you are willing to take. Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. You could lose money by investing in the Fund. The Fund is not intended to be a complete investment program, and is subject to management risk and may not achieve its objective if the Adviser’s and/or Sub-Adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below:

Risk, Narrative		rr_RiskNarrativeTextBlock

ETF Risks. The following are various types of risks to which the Fund is subject based on the certain types of ETFs in which the Fund will be investing:

General ETF Risk. The cost to a shareholder of investing in the Fund may be higher than the cost of investing directly in ETF shares and may be higher than other mutual funds that invest directly in the related securities. Shareholders will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses.

Tracking Error Risk. ETF’s typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values (“NAV”). In addition, an ETF that tracks an index may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.

Fund of Funds Structure Risk. Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”). Absent an available exemption, the Fund may not: (i) acquire more than 3% of the voting securities of any other investment company; (ii) invest more than 5% of its total assets in securities of any one investment company; or (iii) invest more than 10% of its total assets in securities of all investment companies.

Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond the above statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the particular ETF and the investing fund. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs. If the Fund is unable to rely on an ETF’s exemptive order, the limitations discussed above may prevent the Fund from allocating its investments in the manner the Sub-Adviser considers prudent, or cause the Sub-Adviser to select an investment other than that which the Sub-Adviser considers suitable.

Because the Fund’s investments are concentrated in underlying funds, and the Fund’s performance is directly related to the performance of such underlying funds, the ability of the Fund to achieve its investment objective is directly related to the ability of the underlying funds to meet their investment objectives.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

Foreign Securities Risk. To the extent the Fund invests in foreign securities including depositary receipts, such investments are subject to additional risks including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.

Emerging Markets Risk. The Fund may invest in foreign securities that may include securities of companies located in developing or emerging markets, which entail additional risks, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict securities investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Foreign Currency Risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. Currency rates in foreign countries may fluctuate significantly over short periods of time.

Political Risk. A greater potential for revolts, and the expropriation of assets by governments exists when investing in securities of foreign countries.

Medium- and Small- Cap Risk. Because mid-sized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially more difficult to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may also hurt small businesses more than larger ones.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on an underlying fund’s NAV. Further, the portfolio managers’ use of instruments that provide economic leverage increases the volatility of an underlying fund’s NAV, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.

U.S. Government Obligations Risk. U.S. government securities are subject to market and interest rate risk, as well as varying degrees of credit risk. Some U.S. government securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. government securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities may have less credit risk than U.S. government securities not supported by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Commodity Risk. Investments in commodities, such as gold, or in commodity-linked instruments, will subject the Fund’s portfolio to volatility that may also deviate from price movements in equity and fixed income securities.

Non-Diversified Fund Risk. The Fund is “non-diversified” under the 1940 Act, and therefore is not required to meet certain diversification requirements under federal laws. The Fund may invest a greater percentage of its assets in the securities of an issuer. However, a decline in the value of a single investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 39.6%) and could increase brokerage commission costs.

May Lose Money		rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk, Nondiversified		rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. The Fund is “non-diversified” under the 1940 Act, and therefore is not required to meet certain diversification requirements under federal laws. The Fund may invest a greater percentage of its assets in the securities of an issuer. However, a decline in the value of a single investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading

Past Performance. The Fund has not commenced operations as of the date of this Prospectus, and, therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund.

Performance, One Year or Less		rr_PerformanceOneYearOrLess	The Fund has not commenced operations as of the date of this Prospectus, and, therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund.
Rx Traditional Allocation Fund | Institutional Class
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	FMSQX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee		rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[14]	rr_OtherExpensesOverAssets	4.38%
Acquired Fund Fees and Expenses	[14]	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	5.57%
Fee Waivers and Expense Reimbursements	[15]	rr_FeeWaiverOrReimbursementOverAssets	(4.23%)
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[15]	rr_NetExpensesOverAssets	1.34%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 136
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	$ 1,285
Rx Traditional Allocation Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	RXAAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee		rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.38%
Other Expenses	[14]	rr_OtherExpensesOverAssets	4.38%
Acquired Fund Fees and Expenses	[14]	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	5.95%
Fee Waivers and Expense Reimbursements	[15]	rr_FeeWaiverOrReimbursementOverAssets	(4.23%)
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[15]	rr_NetExpensesOverAssets	1.72%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 740
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	$ 1,887
Rx Traditional Allocation Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	FMTSX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	[16]	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fee		rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	[14]	rr_OtherExpensesOverAssets	4.38%
Acquired Fund Fees and Expenses	[14]	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	6.57%
Fee Waivers and Expense Reimbursements	[15]	rr_FeeWaiverOrReimbursementOverAssets	(4.23%)
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[15]	rr_NetExpensesOverAssets	2.34%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 340
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	$ 1,565

[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	RiskX Investments, LLC ("RiskX Investments" or the "Adviser") has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2016 in order to keep the Total Annual Fund Operating Expenses to 0.90%, 1.28% and 1.90% of the Fund's average net assets for Institutional Class Shares, Class A Shares and Class C Shares, respectively. The contractual expense limitation does not apply to any taxes, brokerage commissions, interest on borrowings, acquired fund fees, extraordinary expenses, or short sale dividend and interest expenses. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board.
[3]	Class C shares will be assessed a 1.00% contingent deferred sales charge if redeemed within one year of date of purchase.
[4]	RiskX Investments, LLC ("RiskX Investments" or the "Adviser") has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2016 in order to keep the Total Annual Fund Operating Expenses to 0.95%, 1.33% and 1.95% of the Fund's average net assets for Institutional Class Shares, Class A Shares and Class C Shares, respectively. The contractual expense limitation does not apply to any taxes, brokerage commissions, interest on borrowings, acquired fund fees, extraordinary expenses, or short sale dividend and interest expenses. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board.
[5]	For the period December 19, 2013 through December 31, 2014.
[6]	The Board of Trustees (the "Board") has approved a Rule 12b-1 Plan with a 0.25% distribution fee for Class A Shares. In addition, the Board has approved a Shareholder Services Plan for Class A Shares which provides for a fee paid monthly at an annual rate of up to 0.25%. At the present time, the Fund is assessing the full 0.25% distribution fees and is assessing only 0.13% of the shareholder servicing fees.
[7]	Class C shares will be assessed a 1.00% contingent deferred sales charge if redeemed within one year of date of purchase.
[8]	The Blended Benchmark is a constant-weighted mix comprised of the Citigroup U.S. Broad Investment Grade Bond Index (40%), the S&P 500 Index (50%), and the MSCI All Country World ex-U.S. Index (10%). The custom benchmark is rebalanced monthly.
[9]	RiskX Investments, LLC ("RiskX Investments" or the "Adviser") has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2016 in order to keep the Total Annual Fund Operating Expenses to 1.00%, 1.38% and 2.00% of the Fund's average net assets for Institutional Class Shares, Class A Shares and Class C Shares, respectively. The contractual expense limitation does not apply to any taxes, brokerage commissions, interest on borrowings, acquired fund fees, extraordinary expenses, or short sale dividend and interest expenses. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board.
[10]	For the period December 19, 2013 through December 31, 2014.
[11]	The Board of Trustees (the "Board") has approved a Rule 12b-1 Plan with a 0.25% distribution fee for Class A Shares. In addition, the Board has approved a Shareholder Services Plan for Class A Shares which provides for a fee paid monthly at an annual rate of up to 0.25%. At the present time, the Fund is assessing the full 0.25% distribution fees and is assessing only 0.13% of the shareholder servicing fees.
[12]	Class C shares will be assessed a 1.00% contingent deferred sales charge if redeemed within one year of date of purchase.
[13]	The Blended Benchmark is a constant-weighted mix comprised of the Citigroup U.S. Broad Investment Grade Bond Index (40%), the S&P 500 Index (50%), and the MSCI All Country World ex-U.S. Index (10%). The custom benchmark is rebalanced monthly.
[14]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[15]	RiskX Investments, LLC ("RiskX Investments" or the "Adviser") has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2016 in order to keep the Total Annual Fund Operating Expenses to 1.05%, 1.43% and 2.05% of the Fund's average net assets for Institutional Class Shares, Class A Shares and Class C Shares, respectively. The contractual expense limitation does not apply to any taxes, brokerage commissions, interest on borrowings, acquired fund fees, extraordinary expenses, or short sale dividend and interest expenses. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board.
[16]	Class C shares will be assessed a 1.00% contingent deferred sales charge if redeemed within one year of date of purchase.